Fair Value Measurements - Schedule of Fair Value Hierarchy the Company's Assets and Liabilities that were Accounted for at Fair Value on a Recurring Basis (Details)	Dec. 31, 2025 USD ($)
Fair Value, Inputs, Level 1 [Member]
Assets:
Cash and marketable securities held in Trust Account	$ 205,642,100
Fair Value, Inputs, Level 2 [Member]
Assets:
Cash and marketable securities held in Trust Account	0
Fair Value, Inputs, Level 3 [Member]
Assets:
Cash and marketable securities held in Trust Account	$ 0